Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 number		Dec. 31, 2013		Dec. 31, 2012
Basis of Presentation
Number of wireless customers	4,800,000
Wireline and Cable connections	1,200,000
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities	$ 113,500,000		$ 131,000,000		$ 152,400,000
Advertising costs	228,500,000		212,800,000		240,900,000
Accumulated amortization of deferred charges	58,100,000		41,400,000
Federal Communications Commission deposit	60,000,000
Long-term
Accounts receivable
Unbilled allowance for credit losses	6,065,000
Allowance for doubtful accounts
Accounts receivable
Allowance for doubtful accounts, beginning balance	65,604,000	[1]	33,415,000	[1]	31,071,000
Additions, net of recoveries	107,861,000		105,629,000		74,695,000
Deductions	(124,828,000)		(73,440,000)		(72,351,000)
Allowance for doubtful accounts, ending balance	48,637,000	[1]	65,604,000	[1]	33,415,000	[1]
U.S. Cellular
Basis of Presentation
TDS ownership of U.S. Cellular	84.00%
Agent liability	95,300,000		121,300,000
U.S. Cellular | Loyalty Rewards Program
Basis of Presentation
Deferred revenue	94,600,000		116,200,000
U.S. Cellular | Loyalty Rewards Program | Special issuance
Basis of Presentation
Deferred revenue			$ 43,500,000

[1]	In 2014, this balance includes a $6.1 million allowance related to the long-term portion of unbilled equipment installment receivables.